Defined benefit plans - Summary of Amounts Recognised in the Balance Sheet for All Pension Plans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Present value of obligations	$ (53,314)	$ (59,984)
Fair value of plan assets	48,059	56,304
Asset (liability) on balance sheet	(5,255)	(3,680)
Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	(16,239)	(16,028)
Fair value of plan assets	1,864	2,429
Asset (liability) on balance sheet	(14,375)	(13,599)
Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	(37,075)	(43,956)
Fair value of plan assets	46,195	53,875
Asset (liability) on balance sheet	$ 9,120	$ 9,919